Share Based Payments - Outstanding stock options (Details)	1 Months Ended		12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2024 shares $ / shares	Sep. 30, 2024 $ / shares	Jun. 30, 2024 $ / shares	Apr. 30, 2024 $ / shares	Oct. 31, 2023 $ / shares	Jul. 31, 2023 $ / shares	Apr. 30, 2023 $ / shares	Dec. 31, 2022 shares $ / shares	Oct. 31, 2022 $ / shares	Jul. 31, 2022 $ / shares	Apr. 30, 2022 $ / shares	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 618.56	$ 329.26	$ 618.56	$ 535.95	$ 445.76	$ 396.30	$ 485.01	$ 387.35	$ 370.34	$ 381.97	$ 359.80	$ 372.69	$ 312.22
Outstanding stock options (in shares) | shares	4,300,760	5,118,949	4,300,760							5,511,767				5,619,113
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time period for beneficiaries to choose contractual term	5 years	5 years
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time period for beneficiaries to choose contractual term	10 years	10 years
Belgian taxed beneficiaries | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time period for beneficiaries to choose contractual term	5 years	5 years	5 years
Belgian taxed beneficiaries | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time period for beneficiaries to choose contractual term	10 years	10 years	10 years
2023 | 83.96
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 83.96		$ 83.96
Outstanding stock options (in shares) | shares	0	0	0							12,111
2023 | 89.68
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 89.68		$ 89.68
Outstanding stock options (in shares) | shares	0	0	0							124,338
2024 | 2.53
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 2.53		$ 2.53
Outstanding stock options (in shares) | shares	0	3,308	0							19,743
2024 | 4.10
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 4.10		$ 4.10
Outstanding stock options (in shares) | shares	0	532	0							5,127
2024 | 7.45
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 7.45		$ 7.45
Outstanding stock options (in shares) | shares	0	81,500	0							214,800
2024 | 117.90
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 117.90		$ 117.90
Outstanding stock options (in shares) | shares	0	26,171	0							110,774
2024 | 141.03
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 141.03		$ 141.03
Outstanding stock options (in shares) | shares	0	104,176	0							202,852
2025 | 11.89
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 11.89		$ 11.89
Outstanding stock options (in shares) | shares	400	1,600	400							2,000
2025 | 9.84
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 9.84		$ 9.84
Outstanding stock options (in shares) | shares	78,690	99,326	78,690							101,861
2025 | 124.18
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 124.18		$ 124.18
Outstanding stock options (in shares) | shares	3,758	16,712	3,758							16,712
2025 | 203.78
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 203.78		$ 203.78
Outstanding stock options (in shares) | shares	7,926	126,331	7,926							127,731
2025 | 208.01
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 208.01		$ 208.01
Outstanding stock options (in shares) | shares	5,629	31,424	5,629							32,100
2025 | 257.23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 257.23		$ 257.23
Outstanding stock options (in shares) | shares	90,425	202,205	90,425							202,475
2025 | 321.23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 321.23		$ 321.23
Outstanding stock options (in shares) | shares	0	16,000	0							0
2026 | 11.82
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 11.82		$ 11.82
Outstanding stock options (in shares) | shares	14,000	24,400	14,000							30,000
2026 | 11.92
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 11.92		$ 11.92
Outstanding stock options (in shares) | shares	93,378	97,972	93,378							99,772
2026 | 14.68
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 14.68		$ 14.68
Outstanding stock options (in shares) | shares	103,859	111,811	103,859							115,211
2026 | 243.52
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 243.52		$ 243.52
Outstanding stock options (in shares) | shares	23,491	23,491	23,491							23,491
2026 | 265.02
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 265.02		$ 265.02
Outstanding stock options (in shares) | shares	59,527	59,626	59,527							60,890
2026 | 269.59
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 269.59		$ 269.59
Outstanding stock options (in shares) | shares	45,044	45,228	45,044							45,862
2026 | 321.23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 321.23		$ 321.23
Outstanding stock options (in shares) | shares	80,179	80,425	80,179							80,833
2027 | 19.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 19.13		$ 19.13
Outstanding stock options (in shares) | shares	35,046	38,434	35,046							42,509
2027 | 21.99
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 21.99		$ 21.99
Outstanding stock options (in shares) | shares	152,085	225,852	152,085							303,867
2027 | 293.49
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 293.49		$ 293.49
Outstanding stock options (in shares) | shares	13,876	13,957	13,876							14,976
2027 | 371.41
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 371.41		$ 371.41
Outstanding stock options (in shares) | shares	57,118	58,091	57,118							61,816
2027 | 373.59
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 373.59		$ 373.59
Outstanding stock options (in shares) | shares	134,748	136,459	134,748							137,778
2027 | 382.83
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 382.83		$ 382.83
Outstanding stock options (in shares) | shares	13,764	13,764	13,764							13,764
2028 | 83.96
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 83.96		$ 83.96
Outstanding stock options (in shares) | shares	7,370	13,890	7,370							19,490
2028 | 89.68
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 89.68		$ 89.68
Outstanding stock options (in shares) | shares	190,011	225,457	190,011							264,392
2028 | 310.32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 310.32		$ 310.32
Outstanding stock options (in shares) | shares	6,043	0	6,043							0
2028 | 353.95
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 353.95		$ 353.95
Outstanding stock options (in shares) | shares	15,014	15,014	15,014							0
2028 | 369.23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 369.23		$ 369.23
Outstanding stock options (in shares) | shares	121,071	127,490	121,071							0
2028 | 478.52
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 478.52		$ 478.52
Outstanding stock options (in shares) | shares	2,235	2,235	2,235							0
2029 | 117.90
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 117.90		$ 117.90
Outstanding stock options (in shares) | shares	44,158	71,573	44,158							110,756
2029 | 141.03
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 141.03		$ 141.03
Outstanding stock options (in shares) | shares	275,154	370,566	275,154							537,110
2029 | 380.34
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 380.34		$ 380.34
Outstanding stock options (in shares) | shares	3,291	0	3,291							0
2029 | 432.60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 432.60		$ 432.60
Outstanding stock options (in shares) | shares	88,157	0	88,157							0
2029 | 497.32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 497.32		$ 497.32
Outstanding stock options (in shares) | shares	6,023	0	6,023							0
2030 | 124.18
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 124.18		$ 124.18
Outstanding stock options (in shares) | shares	30,675	50,801	30,675							71,486
2030 | 203.78
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 203.78		$ 203.78
Outstanding stock options (in shares) | shares	79,691	160,677	79,691							223,812
2030 | 208.01
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 208.01		$ 208.01
Outstanding stock options (in shares) | shares	47,908	78,534	47,908							117,790
2030 | 257.23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 257.23		$ 257.23
Outstanding stock options (in shares) | shares	351,911	559,173	351,911							620,014
2031 | 243.52
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 243.52		$ 243.52
Outstanding stock options (in shares) | shares	19,486	27,201	19,486							35,214
2031 | 265.02
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 265.02		$ 265.02
Outstanding stock options (in shares) | shares	96,888	128,600	96,888							167,406
2031 | 269.59
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 269.59		$ 269.59
Outstanding stock options (in shares) | shares	39,359	62,138	39,359							81,311
2031 | 321.23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 321.23		$ 321.23
Outstanding stock options (in shares) | shares	169,196	226,520	169,196							286,353
2032 | 293.49
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 293.49		$ 293.49
Outstanding stock options (in shares) | shares	34,773	58,255	34,773							79,155
2032 | 371.41
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 371.41		$ 371.41
Outstanding stock options (in shares) | shares	144,505	192,291	144,505							238,532
2032 | 373.59
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 373.59		$ 373.59
Outstanding stock options (in shares) | shares	249,755	347,765	249,755							370,354
2032 | 382.83
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 382.83		$ 382.83
Outstanding stock options (in shares) | shares	56,820	73,288	56,820							85,199
2033 | 310.32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 310.32		$ 310.32
Outstanding stock options (in shares) | shares	61,806	79,305	61,806							0
2033 | 353.95
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 353.95		$ 353.95
Outstanding stock options (in shares) | shares	36,065	43,856	36,065							0
2033 | 369.23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 369.23		$ 369.23
Outstanding stock options (in shares) | shares	415,859	495,821	415,859							0
2033 | 478.52
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 478.52		$ 478.52
Outstanding stock options (in shares) | shares	56,782	69,704	56,782							0
2034 | 380.34
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 380.34		$ 380.34
Outstanding stock options (in shares) | shares	37,642	0	37,642							0
2034 | 432.60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 432.60		$ 432.60
Outstanding stock options (in shares) | shares	553,251	0	553,251							0
2034 | 497.32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 497.32		$ 497.32
Outstanding stock options (in shares) | shares	26,622	0	26,622							0
2029-2034 | 618.56
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in USD per share) | $ / shares	$ 618.56		$ 618.56
Outstanding stock options (in shares) | shares	20,296	0	20,296							0